Deferred Income Tax - Schedule of Deferred Income Tax Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Loss carried forward	€ (120,403)	€ (109,824)
Deferred tax assets	38,903	34,845
Corporation Tax [Member]
Statement Line Items [Line Items]
Loss carried forward	119,725	111,742
Deferred tax assets	18,947	17,683
Business Tax [Member]
Statement Line Items [Line Items]
Loss carried forward	107,962	100,716
Deferred tax assets	17,949	16,744
U.S. Corporation Tax [Member]
Statement Line Items [Line Items]
Loss carried forward	8,026	1,673
Deferred tax assets	€ 2,007	€ 418